Property, Plant and Equipment (Tables)	12 Months Ended
Mar. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment

Property, plant and equipment consist of the following:

	March 31,
	2017	2018
At cost:
Leasehold land and buildings	$31,927	$32,233
Plant and machinery	39,589	39,424
Furniture, fixtures and equipment	11,622	11,559
Motor vehicles	1,396	1,540
Leasehold improvements	3,228	3,737
Impairment	(3,218)	(3,183)
	84,544	85,310
Less: accumulated depreciation and amortization	(52,552)	(53,816)
Net book value	$31,992	$31,494

Cost of leasehold land and buildings consist of the following:

	March 31,
	2017	2018
Land use right of state-owned land and buildings erected thereon (a)	$27,771	$28,077
Long term leased land and buildings erected thereon (b)	4,156	4,156
	$31,927	$32,233

Included in leasehold land and buildings	March 31,
	2017	2018
Cost	$8,831	$8,831
Less: accumulated depreciation and amortization	(2,237)	(2,422)
Net book value	$6,594	$6,409